Condensed financial information	12 Months Ended
Dec. 31, 2010
Condensed Financial Information [Abstract]
Condensed Financial Information

AngloGold Ashanti Holdings plc (“IOMco”), a wholly-owned subsidiary of AngloGold Ashanti, has issued debt securities which are fully and unconditionally guaranteed by AngloGold Ashanti Limited (being the “Guarantor”).  Refer to Note 19 and to Note 21.   IOMco is an Isle of Man registered company that holds certain of AngloGold Ashanti's operations and assets located outside South Africa (excluding certain operations and assets in the Americas and Australasia). The following is condensed consolidating financial information for the Company as of December 31, 2010 and 2009 and for the years ended December 31, 2010, 2009 and 2008, with a separate column for each of AngloGold Ashanti Limited as Guarantor, IOMco as Issuer and the other subsidiaries of the Company combined (the “Non-Guarantor Subsidiaries”). For the purposes of the condensed consolidating financial information, the Company carries its investments under the equity method. The following supplemental condensed consolidating financial information should be read in conjunction with the Company's consolidated financial statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of income
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2010	2010	2010	2010	2010
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
Sales and other income	2,348	(2)	3,233	(177)	5,402
Product sales	2,207	-	3,127	-	5,334
Interest, dividends and other	141	(2)	106	(177)	68
Costs and expenses	4,130	1,120	2,818	(3,047)	5,021
Production costs	1,091	-	1,565	-	2,656
Exploration costs	14	12	180	-	206
Related party transactions	(15)	-	-	-	(15)
General and administrative expenses	164	6	44	14	228
Royalties paid	38	-	104	-	142
Market development costs	7	-	7	-	14
Depreciation, depletion and amortization	352	-	368	-	720
Impairment of assets	73	-	18	-	91
Interest expense	7	69	75	-	151
Accretion expense	10	-	12	-	22
Employment severance costs	19	-	4	-	23
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	2,041	1,033	(16)	(3,061)	(3)
Non-hedge derivative loss, movement on bonds and other commodity contracts	329	-	457	-	786

(Loss)/income before income tax provision	(1,782)	(1,122)	415	2,870	381
Taxation expense	(1)	(1)	(253)	-	(255)
Equity income/(loss) in associates	63	(23)	-	-	40
Equity income/(loss) in subsidiaries	1,907	373	-	(2,280)	-
Income/(loss) from continuing operations	187	(773)	162	590	166
Discontinued operations	-	-	-	-	-
Income/(loss) after discontinued operations	187	(773)	162	590	166
Preferred stock dividends	(75)	-	(76)	151	-
Net income/(loss)	112	(773)	86	741	166
Less: Net income attributable to noncontrolling interests	-	-	(54)	-	(54)

Net income/(loss) attributable to AngloGold Ashanti	112	(773)	32	741	112

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of income
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2009	2009	2009	2009	2009
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
Sales and other income	1,775	(38)	2,273	(56)	3,954
Product sales	1,665	-	2,119	0	3,784
Interest, dividends and other	110	(38)	154	(56)	170
Costs and expenses	2,073	625	2,777	(623)	4,852
Production costs	862	-	1,367	-	2,229
Exploration costs	6	14	130	-	150
Related party transactions	(18)	-	0	-	(18)
General and administrative expenses/(recoveries)	96	(121)	149	34	158
Royalties paid	-	-	84	-	84
Market development costs	5	-	5	-	10
Depreciation, depletion and amortization	277	-	338	-	615
Impairment of assets	4	-	4	-	8
Interest expense	4	67	52	-	123
Accretion expense	6	-	11	-	17
Employment severance costs	10	-	4	-	14
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	12	665	(10)	(657)	10
Non-hedge derivative loss, movement on bonds and other commodity contracts	809	-	643	-	1,452

(Loss)/income before income tax provision	(298)	(663)	(504)	567	(898)
Taxation benefit/(expense)	112	(2)	(77)	0	33
Equity income/(loss) in associates	98	(10)	0	0	88
Equity (loss)/income in subsidiaries	(673)	(383)	0	1,056	0
(Loss)/income from continuing operations	(761)	(1,058)	(581)	1,623	(777)
Discontinued operations	0	0	0	0	0
(Loss)/income after discontinued operations	(761)	(1,058)	(581)	1,623	(777)
Preferred stock dividends	(64)	0	(65)	129	0
Net (loss)/income	(825)	(1,058)	(646)	1,752	(777)
Less: Net income attributable to noncontrolling interests	-	0	(48)	0	(48)

Net (loss)/income  attributable to AngloGold Ashanti	(825)	(1,058)	(694)	1,752	(825)

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of income
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2008	2008	2008	2008	2008
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
Sales and other income	1,562	2	2,260	(94)	3,730
Product sales	1,466	-	2,189	-	3,655
Interest, dividends and other	96	2	71	(94)	75
Costs and expenses	1,284	1,697	2,820	(1,698)	4,103
Production costs	796	1	1,362	-	2,159
Exploration costs	5	-	123	(2)	126
Related party transactions	(10)	-	-	-	(10)
General and administrative expenses/(recoveries)	147	78	69	(158)	136
Royalties paid	-	-	78	-	78
Market development costs	7	-	6	-	13
Depreciation, depletion and amortization	253	-	362	-	615
Impairment of assets	16	-	654	-	670
Interest expense	17	39	16	-	72
Accretion expense	9	-	13	-	22
Employment severance costs	9	-	-	-	9
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(31)	1,579	(74)	(1,538)	(64)
Non-hedge derivative loss, movement on bonds and other commodity contracts	66	-	211	-	277

Income/(loss) before income tax provision	278	(1,695)	(560)	1,604	(373)
Taxation (expense)/benefit	(55)	(4)	37	-	(22)
Equity loss in associates	(141)	(8)	-	-	(149)
Equity (loss)/income in subsidiaries	(623)	(623)	-	1,246	-
(Loss)/income from continuing operations	(541)	(2,330)	(523)	2,850	(544)
Discontinued operations	23	-	-	-	23
(Loss)/income after discontinued operations	(518)	(2,330)	(523)	2,850	(521)
Preferred stock dividends	(45)	-	(46)	91	-
Net (loss)/income	(563)	(2,330)	(569)	2,941	(521)
Less: Net income attributable to noncontrolling interests	-	-	(42)	-	(42)

Net (loss)/income  attributable to AngloGold Ashanti	(563)	(2,330)	(611)	2,941	(563)

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating balance sheets
AT DECEMBER 31,
(In millions)

	2010	2010	2010	2010	2010
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
ASSETS
Current Assets	1,169	2,265	3,869	(5,306)	1,997
Cash and cash equivalents	152	114	309	-	575
Restricted cash	1	-	9	-	10
Receivables, inter-group balances and other current assets	1,016	2,151	3,551	(5,306)	1,412
Property, plant and equipment, net	2,197	-	3,729	-	5,926
Acquired properties, net	217	-	619	-	836
Goodwill	-	-	197	(17)	180
Other intangibles, net	-	-	17	-	17
Other long-term inventory	-	-	27	-	27
Materials on the leach pad	-	-	331	-	331
Other long-term assets and deferred taxation assets	3,328	736	914	(3,904)	1,074
Total assets	6,911	3,001	9,703	(9,227)	10,388
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,293	1,587	6,116	(7,992)	1,004
Other non-current liabilities	52	-	71	(54)	69
Long-term debt	39	1,044	1,519	-	2,602
Derivatives	-	-	176	-	176
Deferred taxation liabilities	720	-	471	9	1,200
Provision for environmental rehabilitation	176	-	354	-	530
Other accrued liabilities	-	-	38	-	38
Provision for pension and other post-retirement medical benefits	165	-	15	-	180
Commitments and contingencies	-	-	-	-	-
Equity	4,466	370	943	(1,190)	4,589
Stock issued	13	4,587	897	(5,484)	13
Additional paid in capital	8,670	363	219	(582)	8,670
Accumulated deficit	(3,869)	(4,580)	(4,350)	8,930	(3,869)
Accumulated other comprehensive income and reserves	(348)	-	4,055	(4,055)	(348)
Total AngloGold Ashanti stockholders' equity	4,466	370	821	(1,191)	4,466
Noncontrolling interests	-	-	122	1	123

Total liabilities and equity	6,911	3,001	9,703	(9,227)	10,388
The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating balance sheets
AT DECEMBER 31,
(In millions)

	2009	2009	2009	2009	2009
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
ASSETS
Current Assets	1,650	2,558	3,332	(4,782)	2,758
Cash and cash equivalents	231	578	291	-	1,100
Restricted cash	1	-	11	-	12
Receivables, inter-group balances and other current assets	1,418	1,980	3,030	(4,782)	1,646
Property, plant and equipment, net	1,932	-	3,522	-	5,454
Acquired properties, net	205	-	626	-	831
Goodwill	-	-	425	(263)	162
Other intangibles, net	-	-	18	-	18
Derivatives	-	-	5	-	5
Other long-term inventory	-	-	26	-	26
Materials on the leach pad	-	-	324	-	324
Other long-term assets and deferred taxation assets	2,689	31	1,160	(2,796)	1,084
Total assets	6,476	2,589	9,438	(7,841)	10,662
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	2,058	1,824	6,686	(6,093)	4,475
Other non-current liabilities	149	-	84	(70)	163
Long-term debt	34	-	633	-	667
Derivatives	-	-	176	-	176
Deferred taxation liabilities	668	-	492	11	1,171
Provision for environmental rehabilitation	115	-	270	-	385
Other accrued liabilities	-	-	33	-	33
Provision for pension and other post-retirement medical benefits	135	-	12	-	147
Commitments and contingencies	-	-	-	-	-
Equity	3,317	765	1,052	(1,689)	3,445
Stock issued	12	4,859	1,080	(5,939)	12
Additional paid in capital	7,836	363	698	(1,061)	7,836
Accumulated deficit	(3,914)	(4,457)	(3,397)	7,854	(3,914)
Accumulated other comprehensive income and reserves	(617)	-	2,544	(2,544)	(617)
Total AngloGold Ashanti stockholders' equity	3,317	765	925	(1,690)	3,317
Noncontrolling interests	-	-	127	1	128

Total liabilities and equity	6,476	2,589	9,438	(7,841)	10,662
The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of cash flows
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2010	2010	2010	2010	2010
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")

Net cash provided by/(used) in operating activities	116	(1,129)	2,202	(151)	1,038
Net income/(loss)	112	(773)	86	741	166
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	2,071	1,033	(21)	(3,061)	22
Depreciation, depletion and amortization	352	-	368	-	720
Impairment of assets	73	-	18	-	91
Deferred taxation	119	-	19	-	138
Cash utilized for hedge book settlements	(993)	-	(1,618)	-	(2,611)
Other non cash items	(1,522)	(1,973)	4,021	2,169	2,695
Net increase in provision for environmental rehabilitation, pension and
other post-retirement medical benefits	36	-	95	-	131

Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	10	580	(590)	-	-
Receivables	(27)	3	(129)	-	(153)
Inventories	(11)	-	(204)	-	(215)
Accounts payable and other current liabilities	(104)	1	157	-	54
Net cash used in investing activities	(943)	(42)	(902)	-	(1,887)
Increase in non-current investments	-	(42)	(116)	-	(158)
Proceeds on disposal of associate	1	-	-	-	1
Net associates loans advanced	(3)	-	-	-	(3)
Additions to property, plant and equipment	(424)	-	(549)	-	(973)
Proceeds on sale of mining assets	60	-	9	-	69
Proceeds on sale of investments	-	-	142	-	142
Cash effects from hedge restructuring	(577)	-	(407)	-	(984)
Net loans receivable advanced	-	-	(6)	-	(6)
Change in restricted cash	-	-	25	-	25
Net cash generated/(used) by financing activities	729	707	(1,357)	151	230
Net changes in short-term debt	126	(1,000)	(285)	-	(1,159)
Issuance of stock	798	310	(310)	-	798
Share issue expenses	(20)	-	-	-	(20)
Net changes in long-term debt	-	1,044	789	-	1,833
Debt issue costs	-	(13)	(26)	-	(39)
Cash effects from hedge restructuring	(49)	-	(1,017)	-	(1,066)
Dividends (paid)/received	(126)	366	(508)	151	(117)

Net decrease in cash and cash equivalents	(98)	(464)	(57)	-	(619)
Effect of exchange rate changes on cash	19	-	86	-	105
Cash and cash equivalents - January 1,	231	578	291	-	1,100
Cash and cash equivalents - December 31,	152	114	320	-	586

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of cash flows
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2009	2009	2009	2009	2009
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")

Net cash provided by/(used) in operating activities	326	(481)	727	(129)	443
Net (loss)/income	(825)	(1,058)	(646)	1,752	(777)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	12	665	(2)	(657)	18
Depreciation, depletion and amortization	277	-	338	-	615
Impairment of assets	4	-	4	-	8
Deferred taxation	(141)	-	(58)	-	(199)
Cash utilized for hedge book settlements	-	-	(797)	-	(797)
Other non cash items	946	(1,685)	3,540	(1,224)	1,577
Net (decrease)/increase in provision for environmental rehabilitation, pension and
other post-retirement medical benefits	(3)	-	22	-	19

Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	27	1,571	(1,598)	-	-
Receivables	(5)	(3)	(36)	-	(44)
Inventories	(23)	-	(146)	-	(169)
Accounts payable and other current liabilities	57	29	106	-	192
Net cash (used)/generated in investing activities	(398)	(344)	474	-	(268)
Increase in non-current investments	-	(344)	(99)	-	(443)
Net associates loans advanced	(2)	-	-	-	(2)
Additions to property, plant and equipment	(386)	-	(633)	-	(1,019)
Proceeds on sale of mining assets	-	-	1,142	-	1,142
Proceeds on sale of investments	-	-	81	-	81
Cash effects from hedge restructuring	(11)	-	(7)	-	(18)
Net loans receivable repaid	1	-	-	-	1
Change in restricted cash	-	-	(10)	-	(10)
Net cash generated/(used) by financing activities	103	1,174	(1,103)	129	303
Net changes in short-term debt	-	(764)	(89)	-	(853)
Issuance of stock	306	693	(693)	-	306
Share issue expenses	(11)	-	-	-	(11)
Net changes in long-term debt	-	674	222	-	896
Debt issue costs	-	-	(14)	-	(14)
Cash effects from hedge restructuring	(83)	-	118	-	35
Dividends (paid)/received	(109)	571	(647)	129	(56)

Net increase in cash and cash equivalents	31	349	98	-	478
Effect of exchange rate changes on cash	46	-	1	-	47
Cash and cash equivalents - January 1,	154	229	192	-	575
Cash and cash equivalents - December 31,	231	578	291	-	1,100

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of cash flows
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2008	2008	2008	2008	2008
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")

Net cash (used) in/provided by operating activities	(809)	(927)	1,891	(91)	64
Net (loss)/income	(563)	(2,330)	(569)	2,941	(521)
Reconciled to net cash (used) in/provided by operations:
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(31)	1,579	(74)	(1,538)	(64)
Depreciation, depletion and amortization	253	-	362	-	615
Impairment of assets	16	-	654	-	670
Deferred taxation	40	-	(112)	-	(72)
Cash utilized for hedge book settlements	(517)	-	(596)	-	(1,113)
Other non cash items	(109)	53	2,315	(1,494)	765
Net increase/(decrease) in provision for environmental rehabilitation, pension and
other post-retirement medical benefits	25	-	(1)	-	24

Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	10	(212)	202	-	-
Receivables	6	(21)	8	-	(7)
Inventories	(1)	-	(130)	-	(131)
Accounts payable and other current liabilities	63	4	(168)	-	(101)
Net cash (used) in/provided by continuing operations	(808)	(927)	1,891	(91)	65
Net cash used in discontinued operations	(1)	-	-	-	(1)
Net cash used in investing activities	(562)	-	(1,031)	-	(1,593)
Increase in non-current investments	-	-	(93)	-	(93)
Proceeds on disposal of associate	46	-	2	-	48
Additions to property, plant and equipment	(340)	-	(854)	-	(1,194)
Proceeds on sale of mining assets	1	-	38	-	39
Proceed on sale of discontinued assets	10	-	-	-	10
Proceeds on sale of investments	-	-	88	-	88
Cash effects from hedge restructuring	(279)	-	(206)	-	(485)
Change in restricted cash	-	-	(6)	-	(6)
Net cash generated/(used) by financing activities	1,392	1,116	(884)	91	1,715
Net changes in short-term debt	(242)	-	54	-	(188)
Issuance of stock	1,722	1,241	(1,241)	-	1,722
Share issue expenses	(54)	-	-	-	(54)
Net changes in long-term debt	-	(216)	643	-	427
Cash effects from hedge restructuring	47	-	(181)	-	(134)
Dividends (paid)/received	(81)	91	(159)	91	(58)

Net increase/(decrease) in cash and cash equivalents	21	189	(24)	-	186
Effect of exchange rate changes on cash	(55)	-	(33)	-	(88)
Cash and cash equivalents - January 1,	188	40	249	-	477
Cash and cash equivalents - December 31,	154	229	192	-	575

The accompanying notes are an integral part of these Consolidated Financial Statements.